Stock Award Plans and Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Award Plans and Stock-Based Compensation [Abstract]
Stock Award Plans and Stock-Based Compensation

Note 14 — Stock Award Plans and Stock-Based Compensation

In September 2011, the Company adopted the 2011 Employee Stock Incentive Plan (the “2011 Plan”) which provides for the granting of incentive and non-statutory common stock options and stock based incentive awards to employees, non-employee directors, consultants and independent contractors. The plan was terminated by its terms on August 31, 2021 and no new awards will be issued under the 2011 Plan.

In February 2018, the Company adopted the 2018 Employee Stock Incentive Plan (the “2018 Plan” and together with the 2011 Plan, the “Option Plans”), which is utilized for employees, corporate officers, directors, consultants and other key persons employed. The 2018 Plan provides for the granting of incentive stock options, NQSOs, stock grants and other stock-based awards, including Restricted Stock and Restricted Stock Units (as defined in the 2018 Plan).

Incentive stock options granted under the Option Plans are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common stock at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common stock on the grant date for any individual possessing more that 10% of the total outstanding common stock of the Company. Options granted under the Option Plans vest over periods ranging from immediately to four years and are exercisable over periods not exceeding ten years.

The aggregate number of shares that may be awarded under the 2018 Plan as of June 30, 2023 is 52,714,178. As of June 30, 2023, 289,818 of stock options were granted to employees, directors and consultants of the Company (including 1 share outside of our plan and 47 shares under our 2011 Plan) and 52,381,440 options were available for future grant under the 2018 Plan.

Employee Stock Options

During the three months ended June 30, 2023 and 2022, the Company recorded a charge for the amortization of stock options of approximately $0.2 million and $0.7 million, respectively, and approximately $0.5 million and $1.6 million, respectively, for the six months ended June 30, 2023 and 2022, which is included in the general and administrative section of the condensed consolidated statement of operations.

As of June 30, 2023, the fair value of non-vested stock options totaled approximately $1.5 million, which will be amortized to expense over the weighted average remaining term of 0.99 years.

See below for a summary of the stock options granted under the 2011 and 2018 plans:

	2011 Plan	2018 Plan	Non Plan	Total
Beginning balance as of January 1, 2023	57	351,529	1	351,587
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(10)	(52,486)	—	(52,496)
Forfeited	—	(9,273)	—	(9,273)
Ending balance as of June 30, 2023	47	289,770	1	289,818

The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model, however there were no stock option grants during the six months ended June 30, 2023.

The expected stock price volatility for the Company’s stock options was determined by the historical volatilities for industry peers and used an average of those volatilities. The Company attributes the value of stock-based compensation to operations on the straight-line single option method. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The dividends assumptions was $0 as the Company historically has not declared any dividends and does not expect to.

Restricted Stock Awards

On February 19, 2022, 12,802 restricted stock grants were forfeited for employee taxes.

During the three months ended June 30, 2023 and 2022, the Company recorded a charge of $0.01 million and $0.04 million, respectively, and $0.03 million and $0.7 million for the six months ended June 30, 2023 and 2022, respectively, for the amortization of vested restricted stock awards.

The following table summarizes restricted stock based award activity granted:

Restricted Stock Grants
Beginning balance as of January 1, 2023	42,968
Granted	—
Exercised	—
Expired	—
Forfeited	—
Ending balance as of June 30, 2023	42,968

The Company determined the fair value of these grants based on the closing price of the Company’s common stock on the respective grant dates. The compensation expense is being amortized over the respective vesting periods.

Note 22 — Stock Award Plans and Stock-Based Compensation

In September 2011, the Company adopted the 2011 Employee Stock Incentive Plan (the “2011 Plan”) which provides for the granting of incentive and non-statutory common stock options and stock based incentive awards to employees, non-employee directors, consultants and independent contractors. The plan was terminated by its terms on August 31, 2021 and no new awards will be issued under the 2011 Plan.

In February 2018, the Company adopted the 2018 Employee Stock Incentive Plan (the “2018 Plan” and together with the 2011 Plan, the “Option Plans”), which will be utilized with the 2011 Plan for employees, corporate officers, directors, consultants and other key persons employed. The 2018 Plan will provide for the granting of incentive stock options, NQSOs, stock grants and other stock-based awards, including Restricted Stock and Restricted Stock Units (as defined in the 2018 Plan).

Incentive stock options granted under the Option Plans are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common stock at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common stock on the grant date for any individual possessing more that 10% of the total outstanding common stock of the Company. Options granted under the Option Plans vest over periods ranging from immediately to four years and are exercisable over periods not exceeding ten years.

The aggregate number of shares that may be awarded under the 2018 Plan as of December 31, 2022 is 49,000,000. As of December 31, 2022, 394,555 of options and restricted stock were granted to employees, directors and consultants of the Company (including 1 share outside of our plan and 57 shares under our 2011 Plan), and 48,605,503 options were available for future grant under the Option Plans.

Employee Stock Options

During the year ended December 31, 2021, the Company granted options under the 2018 Plan for the purchase of 190,476 shares of common stock to employees and consultants of the Company. These options are 100% vested or vest pro-rata over 24, 36 or 48 months, have a life of 10 years and an exercise price between $51.75 and $137.25 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be approximately $4.6 million. The fair value of the common stock as of the grant date was determined to be between $51.75 and $137.25 per share.

During the year ended December 31, 2022, the Company granted options under the 2018 Plan for the purchase of 132,669 shares of common stock to employees and consultants of the Company. These options are 100% vested or vest pro-rata over 12, 24 or 36 months, have a life of 10 years and an exercise price between $39.74 per share. The Company valued the stock options using the Black-Scholes option valuation model and the fair value of the awards was determined to be approximately $1.8 million. The fair value of the common stock as of the grant date was determined to be between $39.74 per share.

On February 5, 2021, the Company issued 67 shares of common stock in connection with the cashless exercise of 195 employee stock options.

On June 10, 2021, the Company issued 6 shares of common stock in connection with the cashless exercise of 82 employee stock options.

During the year ended December 31, 2022 and 2021, the Company recorded a charge of approximately $2.9 million and $2.3 million, respectively, of which $1.3 million and $0.9 million pertain to discontinued operations, for the amortization of employee stock options (not including restricted stock awards), which is included in the general and administrative section of the condensed consolidated statement of operations.

As of December 31, 2022, the fair value of non-vested options totaled approximately $2.3 million, which will be amortized to expense over the weighted average remaining term of 1.12 years.

The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. Key weighted-average assumptions used to apply this pricing model during the years ended December 31, 2022 and 2021 were as follows:

For the Years Ended December 31,
	2022	2021
Risk-free interest rate	1.50% – 1.76%	0.59% – 1.26%
Expected life of option grants	5 years	5 years
Expected volatility of underlying stock	37.24% – 37.45%	37.21% – 38.15%
Dividends assumption	$—	$—

The expected stock price volatility for the Company’s stock options was determined by the historical volatilities for industry peers and used an average of those volatilities. The Company attributes the value of stock-based compensation to operations on the straight-line single option method. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The dividends assumptions was $0 as the Company historically has not declared any dividends and does not expect to.

See below for a summary of the stock options granted under the 2011 and 2018 plans:

	2011 Plan	2018 Plan	Non Plan	Total	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2021	96	72,666	1	72,763	$1,782.00	$—
Granted	—	190,476	—	190,476	71.25	—
Exercised	—	(277)	—	(277)	82.50	—
Expired	(23)	(3,051)	—	(3,074)	6,980.25	—
Forfeitures	—	(7,882)	—	(7,882)	101.25	—
Outstanding at December 31, 2021	73	251,932	1	252,006	$28,358.30	$—
Granted	—	132,669	—	132,669	39.74	—
Exercised	—	—	—	—	—	—
Expired	(16)	(14,451)	—	(14,467)	80,713.98	—
Forfeitures	—	(18,621)	—	(18,621)	74.97	—
Outstanding at December 31, 2022	57	351,529	1	351,587	$17,016.13	$—
Exercisable at December 31, 2022	57	234,776	1	234,834	$25,446.10	$—

Restricted Stock Awards

On February 19, 2021, the Company granted 70,000 restricted stock awards to employees of the Company. These stock awards vest either 25% on the Grant Date and 25% on each one year anniversary of Grant Date or 50% on Grant Date and 50% on the one year anniversary. In accordance with the terms of the restricted stock award agreements 12,291 shares of common stock underlying the awards were withheld by the Company in satisfaction of the employee portion of the payroll taxes required to paid in connection with the grant of such awards.

On April 23, 2021, the Company granted 4,598 restricted stock awards to employees of the Company. These stock awards either vest 50% at the 6 months anniversary and 50% on the one year anniversary or over 2 years pro rata every 6 months.

On August 21, 2021, 4,500 of unvested restricted stock award grants were forfeited in connection with the departure of an employee.

On December 23, 2021, 2,037 of restricted stock award grants were forfeited to satisfy the employee portion of the payroll taxes required to be paid in connection with the grant of such awards.

On February 19, 2022, 12,802 restricted stock grants were forfeited for employee taxes.

During the years ended December 31, 2022 and 2021 the Company recorded a charge of approximately $0.8 million and $8.6 million, respectively, of which $0.4 million and $3.3 million pertain to discontinued operations, for the amortization of vested restricted stock awards.

The following table summarizes restricted stock-based award activity granted:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2021	—	$—
Granted	74,598	$134.25
Forfeited	(18,827)	$132.00
Balance, December 31, 2021	55,770	$135.00
Granted	—	$—
Forfeited	(12,802)	$137.25
Balance, December 31, 2022	42,968	$134.26

The Company determined the fair value of these grants based on the closing price of the Company’s common stock on the respective grant dates.